SHAREHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Equity [Abstract]
SCHEDULE OF CHANGES IN THE NUMBER OF ISSUED SHARES OF SHARE CAPITAL

The changes in the number of issued shares of share capital during the six months ended September 30, 2024 and 2023, were as follows:

	For the Six Months Ended September 30,
	2024	2023
Balance at the beginning of period	21,652,110	20,374,500
Issuance of capital shares	-	473,190
Balance at the end of period	21,652,110	20,847,690

The changes in the number of issued shares of share capital during the years ended March 31, 2024 and 2023 were as follows:

	For the Fiscal Years Ended March 31,
	2024	2023
Balance at the beginning of the year	20,374,500	20,374,500
Issuance of capital shares	1,277,610	-
Balance at the end of the year	21,652,110	20,374,500

SCHEDULE OF CHANGES IN THE NUMBER OF TREASURY SHARES

The changes in the number of treasury shares during the six months ended September 30, 2024 and 2023, were as follows:

	For the Six Months Ended September 30,
	2024	2023
Balance at the beginning of period	23,658	23,658
Sales of treasury shares	-	-
Balance at the end of period	23,658	23,658

The changes in the number of treasury shares during the years ended March 31, 2024 and 2023 were as follows:

	For the Fiscal Years Ended March 31,
	2024	2023
Balance at the beginning of the year	23,658	1,450,500
Sales of treasury shares	-	(1,426,842)
Balance at the end of the year	23,658	23,658